N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Premier Solutions Standard (Series II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard (Series II) | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(17.55%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Solutions Standard (Series II) | ArielAppreciationFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Ariel Appreciation Fund - Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(12.43%)
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	9.32%
Premier Solutions Standard (Series II) | ArielFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Ariel Fund - Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Premier Solutions Standard (Series II) | ArtisanMidCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Artisan Mid Cap Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Premier Solutions Standard (Series II) | BaronSmallCapFundRetailSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Baron Small Cap Fund - Retail Shares
Portfolio Company Adviser [Text Block]	BAMCO Inc
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(31.22%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	9.93%
Premier Solutions Standard (Series II) | MassMutualDisciplinedGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Disciplined Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(32.02%)
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Premier Solutions Standard (Series II) | MassMutualGlobalFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(32.35%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Solutions Standard (Series II) | MassMutualInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	(10.45%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	5.05%
Premier Solutions Standard (Series II) | MassMutualMainStreetFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Main Street Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(20.75%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Premier Solutions Standard (Series II) | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(9.90%)
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	0.55%
Premier Solutions Standard (Series II) | MFSInternationalNewDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Growth
Portfolio Company Name [Text Block]	MFS® International New Discovery Fund - Class A* (Closed to Contracts issued on or about 9/1/2016)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(23.48%)
Average Annual Total Returns, 5 Years [Percent]	(0.78%)
Average Annual Total Returns, 10 Years [Percent]	4.21%
Premier Solutions Standard (Series II) | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Solutions Standard (Series II) | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	10.35%